As filed with the Securities and Exchange Commission on July 9, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08029

Granum Series Trust
(Exact name of registrant as specified in charter)

126 East 56th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Jonas B. Siegel
126 East 56th Street, New York, NY 10022
(Name and address of agent for service)

1-888-547-2686
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/2004

Date of reporting period: 4/30/2004

Item 1. Report to Stockholders.

SEMI - ANNUAL
REPORT
April 30, 2004

GRANUM
VALUE
FUND

Shareholder Services
1 - 888 - 5 - GRANUM
(547 - 2686)

Granum Capital Management, L.L.C.
I n v e s t m e n t A d v i s e r

G R A N U M  V A L U E  F U N D

June 14, 2004

Dear Shareholders,

Granum Value Fund has continued to outperform the S&P 500 Index for the past three and five year periods, and since the inception of the Fund. The Fund has also outperformed the Index year to date as of April 30, 2004, the Fund’s semi-annual fiscal year end. For the twelve month period ended April 30, 2004, the Fund underperformed the Index.

	Calendar YTD	1 Year	3 Year	5 Year	Since Inception
Average Annual Returns(1)
Granum Value Fund	0.79%	17.05%	2.83%	5.33%	7.10%
Return after taxes on distributions(2)	0.79%	17.05%	2.79%	5.27%	7.05%
Return after taxes on distributions & sale
of fund shares(2)	0.51%	11.08%	2.39%	4.55%	6.17%
S&P 500 (w/dividends)(3)	0.10%	22.88%	(2.36%)	(2.26%)	6.29%

All returns as of 4/30/04. Granum Value Fund inception: 5/1/97

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. For month end performance information for the Fund, call Granum Funds at 1-888-547-2686.

Market Conditions & Valuations

The euphoria accompanying massive fiscal and monetary stimuli and the resulting sharp improvement in corporate profitability are two key factors that helped drive up the performance of the S&P 500 Index over the past twelve month period ended April 30, 2004. In contrast, the two key drivers behind Granum Value Fund’s performance are our long positions in stocks that meet our stringent value criteria and our hedge positions, whose aim is to provide shareholders with a buffer against what we believe to be downside market or sector risk.

We continue to believe that the spread between what corporate earnings have been and the multiples investors have been willing to pay for those earnings remain too wide for the prudent investor. To get a sense of the degree of overvaluation, let’s look at the numbers. As of April 30, our estimate of GAAP earnings for the S&P 500 for 2004 is 54.50, resulting in a P/E Ratio of 20.3. Historically, markets have peaked at P/E Ratios above 20X. The long-term average multiple is closer to 15X and bear markets tend to bottom at 10X-12X earnings.

Investment Approach & Portfolio Holdings

We invest in companies which, we believe, have the potential to produce sustainable above average earnings growth and whose stocks we believe are undervalued. As cap-agnostic investors, we find such value opportunities among stocks of all cap sizes. Additionally, when we believe that overvaluation in the stock market may expose the Fund’s portfolio to more market or sector risk than we believe is prudent, we selectively incorporate hedge positions in addition to our long positions to provide shareholders with a buffer against downside risk.

Our long holdings are continuing to perform well in this over-valued market. For the twelve month period ended April 30, 2004, the Fund’s long holdings appreciated by 30.9%. Importantly, as our calculations show, overall, the stocks used in the Granum Value Fund portfolio trade at a significantly lower multiple than the stocks in the S&P 500 Index. As of April 30, 2004, the Fund’s portfolio (based on its top thirty holdings, which account for approximately 93% of the Fund’s long positions) was trading at what we project to be 14.1x 2004 earnings versus 20.3x 2004 earnings for the S&P 500 Index.

Now, let’s turn to the hedge positions in our portfolio. We selectively incorporate hedge positions in addition to our long positions when we believe that overvaluation in the stock market may expose the Fund’s portfolio to more market risk than we believe is prudent. We believe this provides our shareholders with a buffer against downside market risk.

As of April 30, 2004, net assets in Granum Value Fund’s portfolio included a hedge position representing 17.4% of net assets and a cash and temporary cash investment position representing 12.4% of net assets. Using Exchange Traded Funds (ETFs) and HOLDRs, Granum Value Fund held short positions in the following securities: Midcap SPDR Trust Series, Nasdaq-100 Index Tracking Stock, Retail HOLDRs Trust, Semiconductor HOLDRs Trust, SPDR Trust Series 1 and Financial Select Sector SPDR Fund.

Our Performance Benchmark Is Not A Mirror To Our Holdings

For many of our shareholders the cap agnostic (and therefore multi-cap core) characteristics of Granum Value Fund is why they have made the Fund their core equity investment holding.

The most commonly used benchmark followed by equity investors is the S&P 500 Index, a market-weighted index of 500 of the largest publicly-traded U.S. companies. It is important to keep in mind that the characteristics of the Fund and the Index do not mirror each other. A look at the sector weightings of the Fund’s portfolio versus the Index is one demonstration of the differences between them.

The sector weightings of the S&P 500 Index are designed to mimic the U.S. economy as a whole. However, as we are bottom-up and not top-down investors at Granum Value Fund, the sector weightings in our portfolio are only the result of our stock picking selection of companies. The Fund’s sector weightings simply reflect where we have found those undervalued companies that best meet our investment criteria. While the Fund is more heavily weighted in financial sector and consumer discretionary stocks, the S&P 500 Index has greater weightings than does the Fund in sectors such as Information Technology, Health Care and Utilities.

As the Fund’s sector allocation demonstrates, the areas where we believe we have identified the best undervalued growth opportunities for our shareholders do not mirror the sector allocations found in S&P 500 Index. Over the long-term, we believe our undervalued stock selections will outperform the Index and, coupled with our hedge positions, give us the potential to outperform the Index and have lower volatility than the Index.

We remain grateful for the trust you have placed in us. Thank you for investing in Granum Value Fund.

Sincerely,

Lewis M. Eisenberg	Walter F. Harrison, III
Co-Chairman	Co-Chairman

(1)
Performance information reflects the total return of the fund and reflects changes in share price and reinvestment of dividends and capital gains distributions. The principal value of an investment in the Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Fund performance changes over time and currently may be significantly different than stated.

(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. If there would have been a capital loss on liquidation, this is recorded as a tax benefit, increasing the post-liquidation return. It is assumed that the investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the investor may deduct the capital losses in full. In addition, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Securities discussed in this letter were held by the Fund as of April 30, 2004. They do not comprise the Fund’s entire investment portfolio. Securities held by the Fund, and the Fund’s opinions on those securities, may change at any time.

Performance information of the S&P 500 is provided for comparison purposes. The S&P 500 Index is primarily comprised of large capitalization companies. Companies whose common stocks are included in the S&P 500 Index are typically the largest companies in their respective industries. The S&P 500 Index is a capitalization-weighted index, with each stock affecting the index in proportion to its market value. The performance information of the S&P 500 takes into account actual dividends and capital gains distributions before taxes, and assumes such dividends were reinvested. The Fund does not restrict its selection of securities only to those included in the S&P 500 Index. The returns of the S&P 500 Index and the Fund may not be comparable.

Note: Shares of the fund are offered and sold through the currently effective prospectus, delivery of which must precede or accompany this report. The Prospectus can be obtained by calling 888-5-GRANUM. Distributed by NASD members Mercer Allied Company, L.P. and Granum Securities, LLC. Investment returns will fluctuate and when redeemed, shares may be worth more or less than their cost.

G R A N U M  V A L U E  F U N D

SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS 89.0%**

	Banks and Savings &
	Loans 13.3%**
218,300	The Bank of New York
	Company, Inc.	$6,361,262
73,200	Dime Bancorp, Inc.
	Warrants (c) *	10,980
149,700	North Fork Bancorporation,
	Inc.	5,556,864
140,585	Ocwen Financial
	Corporation *	1,528,159
63,840	PFF Bancorp, Inc.	2,390,808
80,000	U.S. Bancorp	2,051,200
72,680	Washington Mutual, Inc.	2,862,865

		20,762,138

	Broadcasting &
	Cable 1.9%**
266,350	Liberty Media
	Corporation * — Class A	2,913,869

	Building & Housing 11.7%**
154,200	Forest City Enterprises,
	Inc. — Class A	8,086,248
208,524	Pulte Homes, Inc.	10,253,125

		18,339,373

	Business Services 5.3%**
292,300	The Reynolds and Reynolds
	Company — Class A	8,348,088

		Market
Shares		Value

	Defense 4.5%**
118,800	Alliant Techsystems Inc. *	$7,043,652

	Energy Services 1.9%**
289,100	Magnum Hunter Resources,
	Inc. *	2,969,057

	Entertainment &
	Leisure 2.7%**
152,000	Caesars Entertainment, Inc. *	2,014,000
381,500	Hollywood Media Corp. *	1,415,365
34,128	Lakes Entertainment, Inc. *	774,023

		4,203,388

	Financial Services 8.3%**
81,300	Fannie Mae	5,586,936
29,400	ITLA Capital Corporation *	1,264,200
131,500	Radian Group Inc.	6,116,065

		12,967,201

	Health Care 4.5%**
126,200	Caremark Rx, Inc. *	4,271,870
120,000	Cyberonics, Inc. *	2,842,800

		7,114,670

	See Notes to the Financial Statements

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SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)

		Market
Shares		Value

	Instruments & Related
	Products 2.8%**
96,873	American Technology
	Corporation *	$686,830
82,000	Mettler-Toledo International
	Inc. *	3,675,240

		4,362,070

	Insurance 9.9%**
159,500	CNA Financial Corporation *	4,371,895
102,500	Everest Re Group, Ltd.	8,730,950
65,500	Willis Group Holdings Limited	2,378,305

		15,481,150

	Pharmaceuticals 2.6%**
64,900	Teva Pharmaceutical
	Industries Ltd. ADR	3,995,244

	Printing & Publishing 1.2%**
97,700	Hollinger International Inc.	1,949,115

	Private Placements 0.0%**
419,803	Intertainer Inc. Series C
	Convertible Preferred
	(Acquired 2/12/99, 5/12/00;
	Cost $1,249,875) (a)(b)*	14,798

		Market
Shares		Value

	REITS 8.9%**
43,700	Affordable Residential
	Communities	$742,900
181,100	Anthracite Capital, Inc.	1,903,361
120,000	Capital Automotive REIT	3,375,600
181,300	Redwood Trust, Inc.	7,877,485

		13,899,346

	Restaurants 0.7%**
162,800	The Smith & Wollensky
	Restaurant Group, Inc. *	1,167,927

	Software 3.9%**
228,900	Computer Associates
	International, Inc.	6,136,809

	Telecommunications 1.2%**
139,300	Citizens Communications
	Company *	1,816,472

	Tobacco Products 3.7%**
105,000	Altria Group, Inc.	5,814,900

	Total Common Stocks
	(Cost $85,711,982)	139,299,267

	See Notes to the Financial Statements

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G R A N U M  V A L U E  F U N D

SCHEDULE OF INVESTMENTS
April 30, 2004 (Unaudited)

		Market
Shares		Value

	PRIVATE PLACEMENT
	WARRANTS 0.0%**

3,166	Hollywood Media Corp.
	Warrants, expires 5/17/04
	(Acquired 5/17/99;
	Cost $0) (a)(b) *	$—

	Total Private Placement
	Warrants (Cost $0)	—

Principal
Amount

	VARIABLE RATE DEMAND
	NOTES # 5.2%**

$1,419,147	Wisconsin Corporate Central
	Credit Union, 0.77%	1,419,147
6,708,901	U.S. Bancorp, 0.85%	6,708,901

	Total Variable Rate Demand
	Notes (Cost of $8,128,048)	8,128,048

Principal		Market
Amount		Value

	COMMERCIAL PAPER 7.2%**

$6,000,000	American Express, 0.98%,
	05/04/04	$5,999,633
5,202,000	UBS Finance, LLC., 0.90%,
	05/03/04	5,201,725

	Total Commercial Paper
	(Cost of $11,201,358)	11,201,358

	Total Investments
	(Cost of $105,041,388)
	101.4% **	$158,628,673

*	Non-income producing security.
**	Calculated as a percentage of net assets.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2004.
(a)	Restricted Security.
(b)	Board Valued Security.
(c)
Represents one Litigation Tracking Warrant (LTW). Each LTW represents the right to purchase a specified amount of Dime Bancorp, Inc. common stock at an exercise price of $0.01 per share. ADR — American Depository Receipt

See Notes to the Financial Statements

5

G R A N U M  V A L U E  F U N D

SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2004 (Unaudited)

		Market
Shares		Value

168,700	Financial Select Sector SPDR
	Fund	$4,743,844
55,400	Midcap SPDR Trust Series 1	5,900,100
88,000	Nasdaq-100 Index Tracking
	Stock	3,056,240
49,300	Retail HOLDRs Trust	4,502,569
134,100	Semiconductor HOLDRs Trust	4,733,730
39,700	SPDR Trust Series 1	4,405,112

	Total Securities Sold Short
	(Proceeds $23,006,393)	$27,341,595

See Notes to the Financial Statements

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G R A N U M  V A L U E  F U N D

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (Unaudited)

ASSETS:
Investments, at value (Cost $105,041,388)	$158,628,673
Receivable for investments sold	434,395
Dividends receivable	162,098
Interest receivable	5,630
Receivable from broker for proceeds on securities sold short	25,077,954
Receivable for Fund shares sold	51,410
Other assets	2,147
Prepaid expenses	25,354

Total assets	184,387,661

LIABILITIES:
Investments sold short, at value (Proceeds $23,006,393)	27,341,595
Payable for securities purchased	240,456
Payable for capital shares redeemed	105,368
Dividends payable on short positions	2,017
Payable to custodian	46,082
Payable to Investment Adviser	66,050
Distribution fees payable	65,095
Shareholder service fees payable	33,025
Accrued expenses and other liabilities	78,234

Total liabilities	27,977,922

NET ASSETS	$156,409,739

NET ASSETS CONSIST OF:

Capital stock $113,480,845 Accumulated undistributed net investment income	666,957
Accumulated net realized loss on investments	(6,990,146)
Net unrealized appreciation (depreciation) on: Investments	53,587,285
Short positions	(4,335,202)

Total Net Assets	$156,409,739

Shares of beneficial interest outstanding (unlimited number of shares of beneficial interest authorized, $.001 par value)	4,889,986
Net Asset Value, Offering Price and Redemption Price Per Share	$31.99

See Notes to the Financial Statements

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G R A N U M  V A L U E  F U N D

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $2,087)	$2,098,175
Interest income	78,407

Total investment income	2,176,582

EXPENSES:
Investment advisory fee	507,804
Distribution fees	391,290
Shareholder servicing fees	195,645
Professional fees	73,849
Administration fees	60,558
Transfer agent fees and expenses	32,322
Trustees’ fees and expenses	31,497
Fund accounting fees	19,268
Insurance expense	18,405
Custody fees	17,297
Reports to shareholders	15,200
Federal and state registration	12,451
Other	2,042

Total operating expenses before dividend expense on short sales	1,377,628
Dividend expense on short sales	131,997

Total operating expenses	1,509,625

NET INVESTMENT INCOME	666,957

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(2,528,792)
Change in unrealized appreciation/(depreciation) on investments	12,010,289

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9,481,497

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,148,454

See Notes to the Financial Statements

8

G R A N U M  V A L U E  F U N D

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

	(Unaudited )
OPERATIONS:
Net investment income/(loss)	$666,957	$(1,108,135)
Net realized loss on investments and option contracts expired or closed	(2,528,792)	(1,655,909)
Change in unrealized appreciation/(depreciation) on investments	12,010,289	20,590,417

Net increase in net assets resulting from operations	10,148,454	17,826,373

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains on security transactions	—	(331,415)

Total dividends and distributions	—	(331,415)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,473,469	19,510,597
Proceeds from shares issued to holders in reinvestment of dividends	—	318,316
Cost of shares redeemed	(12,481,981)	(16,924,096)

Net increase/(decrease) in net assets from capital share transactions	(1,008,512)	2,904,817

TOTAL INCREASE IN NET ASSETS	9,139,942	20,399,775

NET ASSETS:
Beginning of period	147,269,797	126,870,022

End of period	$156,409,739	$147,269,797

See Notes to the Financial Statements

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G R A N U M  V A L U E  F U N D

FINANCIAL HIGHLIGHTS

			Year Ended October 31,
	Six Months
	Ended
	April 30, 2004		2003	2002	2001	2000	1999

	(Unaudited)
Per share data:(1)
Net asset value, beginning of period	$29.92		$26.36	$28.16	$29.25	$25.29	$21.93

Income from investment operations:
Net investment income (loss)	0.14	(2)	(0.22) (2)	(0.39) (2)	(0.35) (2)	(0.16) (2)	0.16
Net realized and unrealized gain (loss)
on investments	1.93		3.85	(1.41)	(0.74)	4.26	3.28

Total from investment operations	2.07		3.63	(1.80)	(1.09)	4.10	3.44

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	(0.14)	(0.08)
Distributions from net realized gains	—		(0.07)	—	—	—	—

Total dividends and distributions	—		(0.07)	—	—	(0.14)	(0.08)

Net asset value, end of period	$31.99		$29.92	$26.36	$28.16	$29.25	$25.29

Total return	6.92%	(3)	13.80%	(6.39%)	(3.73%)	16.28%	15.69%
Supplemental data and ratios:
Net assets, end of period (000’s)	$156,410		$147,270	$126,870	$118,463	$119,498	$121,704
Ratio of net expenses to average net
assets	1.94%	(4),(6)	2.71% (4)	3.26% (4)	3.18% (4)	2.38%	1.59%
Ratio of net investment income
(loss) to average net assets	0.86%	(5),(6)	(0.83%) (5)	(1.38%) (5)	(1.23%) (5)	(0.55%)	0.64%
Portfolio turnover rate	2.97%		17.51%	21.68%	3.58%	24.23%	18.18%

(1)	Information presented relates to a share of beneficial interest of the Fund outstanding for the entire period.
(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.
(3)	Not annualized.
(4)
The operating ratio includes dividends on short positions. The ratios excluding dividends on short positions for the periods ended April 30, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 were 1.77%, 2.50%, 3.11% and 3.11%, respectively.

(5)
The net investment income ratio includes dividends on short positions. The ratios excluding dividends on short positions for the periods ended April 30, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 were 1.03%, (0.62%), (1.23%) and (1.16%), respectively.

(6)	Annualized.

See Notes to the Financial Statements

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G R A N U M  V A L U E  F U N D

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2004 (Unaudited)

1. ORGANIZATION

Granum Value Fund (the ‘‘Fund’’) is a diversified series of Granum Series Trust (the ‘‘Trust’’), an open-end management investment company. The Trust is a Delaware business trust, organized pursuant to a Certificate of Trust dated December 19, 1996. The Trust has established one series of its shares, representing interests in the Fund. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on May 1, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation – Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange (‘‘NYSE’’) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange. Securities traded in the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. As of April 30, 2004, fair valued securities represent 0.01% of the Fund’s investments, at value. Debt securities which mature in less than 60 days are valued at amortized cost, which approximates market value.

b) Restricted Securities – The Fund owns investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities. At April 30, 2004, the Fund held restricted securities with an aggregate market value of $14,798 representing 0.01% of the net assets of the Fund.

c) Written Option Accounting – The Fund writes put options on stock indices. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current

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G R A N U M  V A L U E  F U N D

NOTES TO THE FINANCIAL STATEMENTS (continued)

value of the option written. Option contracts are valued at the mean between the latest bid and ask prices. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying stock index, and the liability related to such option is eliminated.

d) Purchased Option Accounting – The Fund purchases put options on stock indices to hedge against a general decline in the stock market or in a particular market segment or industry. Premiums paid for option contracts purchased are included in the Schedule of Investments. Option contracts are valued at the mean between the latest bid and ask prices. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying stock indices. The Fund does not have any open option contracts as of April 30, 2004.

e) Exchange Traded Funds and Other Similar Instruments – Shares of exchange traded funds (‘‘ETFs’’) and other similar instruments may be purchased by the Fund. An ETF is an investment company that is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’) that holds a portfolio of common stocks designed to track the performance of a particular index.

f) Short Sales – The Fund may effect short sales of shares of ETFs and other similar instruments. When the Fund effects such short sale, it will sell ETF shares (or the other instruments) that it does not own in anticipation of purchasing the same shares (or instruments) in the future at a lower price. The cash proceeds of the short sale will be held by the broker effecting the short sale. The Fund may also engage in short sales of securities ‘‘against-the-box.’’ In these transactions, the Fund sells short securities it owns or has the right to obtain without payment of additional consideration. For financial statement purposes, when the Fund enters into a short sale the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Fund’s receivable from broker for proceeds on securities sold short is with one securities dealer. The Fund does not require the broker to maintain collateral in support of these receivables.

g) Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and realized gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

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G R A N U M  V A L U E  F U N D

NOTES TO THE FINANCIAL STATEMENTS (continued)

h) Federal Income Taxes – No provision for federal income taxes has been recorded since the Fund intends to comply with the provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders.

i) Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j) Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available, and interest income is recognized on an accrual basis. Interest income includes $9,076 of interest earned on receivables from broker for proceeds on securities sold short.

The Fund may utilize derivative instruments including written options, purchased options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

3. SHARES OF BENEFICIAL INTEREST

Share transactions were as follows:

	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

Shares sold	358,714	709,901
Shares issued to shareholders in reinvestment of distributions	—	12,085
Shares redeemed	(390,190)	(612,808)

Net increase/(decrease)	(31,476)	109,178
Shares outstanding:
Beginning of period	4,921,462	4,812,284

End of period	4,889,986	4,921,462

13

G R A N U M  V A L U E  F U N D

NOTES TO THE FINANCIAL STATEMENTS (continued)

4. INVESTMENT TRANSACTIONS AND TAX INFORMATION

Purchases and sales of investments, excluding short-term investments, options and short positions, for the six months ended April 30, 2004, were as follows:

Purchases		Sales

U.S.		U.S.
Government	Other	Government	Other

—	$4,635,948	—	$4,106,819
The cost and net unrealized appreciation/(depreciation) as of April 30, 2004, and the components of accumulated earnings/(losses) as of October 31, 2003, on a tax basis were as follows:

Granum
Value Fund

Cost of investments(a)	$105,209,371

Gross unrealized appreciation	$58,593,839
Gross unrealized depreciation	(5,174,537)

Net unrealized appreciation	$53,419,302

Undistributed ordinary income	$—
Undistributed long-term capital gain	—

Total distributable earnings	$—

Other accumulated gains/(losses)	$(8,906,845)

Total accumulated earnings/(losses)	$44,512,457

(a)	The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of distributions paid during the periods ended April 30, 2004 and October 31, 2003 were as follows:

April 30, 2004		October 31, 2003

Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
Distributions	Distributions	Distributions	Distributions

$—	$—	$331,415	$—

14

G R A N U M  V A L U E  F U N D

NOTES TO THE FINANCIAL STATEMENTS (continued)

On October 31, 2003, Granum Value Fund had, available for federal income tax purposes, capital loss carryforwards aggregating approximately $4,117,631 which expire in 2011.

For the fiscal year ended October 31, 2003, 100% of the ordinary distributions paid by Granum Value Fund qualify for the dividend received deduction available to corporate shareholders (unaudited).

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser – Granum Capital Management, L.L.C. (the ‘‘Adviser’’) provides investment advisory services to the Fund pursuant to an investment advisory agreement. Under the terms of the agreement, the Adviser receives a fee, accrued daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets (the ‘‘Basic Fee’’), which is adjusted monthly (the ‘‘Monthly Performance Adjustment’’) depending on the extent to which the investment performance of the Fund, after expenses, exceeds or was exceeded by the percentage change in the investment performance of the S&P 500 Index over the past 12 months. The Monthly Performance Adjustment may increase or decrease the total advisory fee payable to the Adviser (the ‘‘Total Advisory Fee’’) by up to 0.75% per year of the value of the Fund’s average daily net assets. During the six months ended April 30, 2004, the Fund’s Adviser earned investment advisory fees at an annual rate of 0.65% of average daily net assets after the Monthly Performance Adjustment.

Distribution Plan – Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund has adopted a distribution plan (the ‘‘Distribution Plan’’). Under the Distribution Plan, the Fund compensates its Distributors, Mercer Allied Company (‘‘Mercer’’) and Granum Securities, L.L.C. (‘‘Granum Securities’’), in consideration of the services they provide in connection with the sale of the Fund’s shares to investors (‘‘Distribution Services’’) and for the furnishing of account related services by the Distributors and securities dealers to shareholders of the Fund (‘‘Shareholder Services’’). Shareholder Services provided by the Distributors and securities dealers include responding to shareholder inquiries regarding the Fund and their accounts with the Fund, and providing shareholders with reports, information and services related to their Fund accounts. Granum Securities is an affiliate of, and is under common control with, the Adviser.

As compensation for Distribution Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.50% of the Fund’s average net assets. From such compensation, the Distributors make payments to securities dealers that have sold shares of the Fund to their customers in such amounts as may be agreed to by the Distributors and dealers. As compensation for Shareholder Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.25% of the Fund’s average net assets.

15

G R A N U M  V A L U E  F U N D

NOTES TO THE FINANCIAL STATEMENTS (continued)

The Fund incurred the following expenses for Distribution and Shareholder Services for the six months ended April 30, 2004:

	Distribution	Shareholder
	Services	Services

Mercer	$369,027	$184,139
Granum Securities	22,263	11,506

Other – U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund.

U.S. Bank, N.A. serves as custodian for the Fund.

6. SECURITIES LENDING

The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to lend securities on behalf of the Fund to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. As of April 30, 2004, there were no securities on loan.

16

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
June 14, 2004

On June 14, 2004, a Special Meeting of Shareholders of Granum Value Fund (the ‘‘Fund’’), a series of Granum Series Trust (the ‘‘Trust’’), was held to elect three persons to serve as trustees of the Trust.

The results of the voting for the election of Trustees of the Trust were as follows:

		Withhold	Broker
Nominees	For Election	Authority	Non-Votes	Status

Harry P. Kamen	3,276,525	18,576	0	Incumbent Trustee
Paul J. McDonald	3,272,102	22,999	0	Incumbent Trustee
Joseph J. Plumeri	3,285,463	9,638	0	New Trustee

17

INFORMATION ABOUT TRUSTEES AND OFFICERS (AS OF APRIL 30, 2004)
The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Officers and Trustees of the Fund is set forth below. The SAI includes additional information about the Fund’s Officers and Trustees and is available, without charge, upon request by calling 1-888-5-GRANUM (547-2686).

				# of Portfolios	Other
		Term of Office	Principal	in Fund Complex	Directorships
	Position(s) Held	and Length of	Occupation During	Overseen by Officer	Held by Director
Name, Address and Age	with the Fund	Time Served	Past Five Years	or Trustee	or Officer

Edwin M. Cooperman 126 East 56th Street 25th Floor New York, NY 10022 Age: 60	Independent Trustee	Indefinite term, Since 1998	Chairman of Tutortime Inc., 1997 to November 2001; Chairman, Edmarc Investments, May 1996 to present; Principal, TC Solutions Inc., July 1998 to present.	1	None

Lewis M. Eisenberg* 126 East 56th Street 25th Floor New York, NY 10022 Age: 61	Co-Chairman of the Board and Trustee	Indefinite term, Since 1997	Co-Chairman, private investment adviser; Managing Member, Granum Capital Management, L.L.C. January 27, 1997 to present and Granum Securities, L.L.C. since March 7, 1997 to present.	1	None

Walter F. Harrison, III* 126 East 56th Street 25th Floor New York, NY 10022 Age: 60	Co-Chairman of the Board and Trustee	Indefinite term, Since 1997	Co-Chairman, private investment adviser; Managing Member, Granum Capital Management, L.L.C. January 27, 1997 to present and Granum Securities, L.L.C. since March 7, 1997 to present.	1	None

Harry P. Kamen 126 East 56th Street 25th Floor New York, NY 10022 Age: 70	Independent Trustee	Indefinite term, Since 2003	Retired Chairman and CEO, MetLife, 1993 to 1998; Director, Banco Santander Central Hispanico, 1994 to 2002; Director, Bethlehem Steel, 1993 to 2003; Director, Pfizer, Inc., 1996 to 2003; Director, MetLife, 1992 to present; Board of Governors, National Association of Securities Dealers, 1998 to present.	1	None

Paul J. McDonald 2205 Boston Road, N-128 Wilbraham, MA 01095 Age: 60	Independent Trustee	Indefinite term, Since 2004	Retired Executive Vice President and CFO, Friendly Ice Cream Corporation, 1996 to 1999; Senior Vice President and CFO, Friendly Ice Cream Corporation, 1987 to 1996; Board Chair, Polytainers, Inc., LLC, 1999 to present; Trustee, CIGNA Mutual Funds, 1995 to present; Director, Peoples Bank Holding Company, 2002 to present; Special Adviser to the Board of Directors, Friendly Ice Cream Corporation, 2000 to present; Board President, Springfield Riverfront Development Corp., 2002 to present; Director, Western Mass Electric, 2000 to 2002; Director, Bank Boston, 1995 to 1999.	1	None

Joseph J. Plumeri 126 East 56th Street New York, NY 10022 Age: 60	N/A	N/A	Chairman and CEO, Willis Group; 2000 to present; Director, Commerce Bank Holdings, 2003 to present; Chairman and CEO, Primerica Financial Services (Citigroup Inc.), 1995 to 1999.	1	None

Thaddeus Seymour 1350 College Point Winter Park, FL 32789 Age: 75	Independent Trustee	Indefinite term, Since 1998	President Emeritus, Professor of English, Rollins College, Winter Park, Florida, 1978 to present.	1	None

18

				# of Portfolios	Other
		Term of Office	Principal	in Fund Complex	Directorships
	Position(s) Held	and Length of	Occupation During	Overseen by Officer	Held by Director
Name, Address and Age	with the Fund	Time Served	Past Five Years	or Trustee	or Officer

Jonas B. Siegel 126 East 56th Street 25th Floor New York, NY 10022 Age: 60	Vice President, Secretary, Treasurer and Chief Financial Officer	Indefinite Term, Since 1997	Managing Director and Chief Administrative Officer, private investment adviser, January 1994 to present; Managing Director, Granum Capital Management, L.L.C. January 27, 1997 to present and President of Granum Securities, L.L.C. March 7, 1997 to present.	1	None

*	Denotes a trustee who is an ‘‘interested person’’ as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’).

19

AVAILABILITY OF PROXY VOTING INFORMATION
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-888-5-GRANUM (547-2686) or by accessing the Fund’s website at www.granumfunds.com and the SEC’s website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 will be available after August 31, 2004 on or through the Fund’s website at www.granumfunds.com and on the SEC’s website at www.sec.gov.

20

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 10. Controls and Procedures.

(a)The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective as of a date within 90 days of the filing date of the report, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)There was no change in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)  (1)   Not Applicable

(2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)   Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Granum Series Trust

By (Signature and Title)_/s/ Lewis M. Eisenberg
Lewis M. Eisenberg, Co-Chairman

By (Signature and Title)_/s/ Walter F. Harrison, III
Walter F. Harrison, III, Co-Chairman

Date June 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ Lewis M. Eisenberg
Lewis M. Eisenberg, Co-Chairman

By (Signature and Title) _/s/ Walter F. Harrison, III
Walter F. Harrison, III, Co-Chairman

Date June 29, 2004

By (Signature and Title) _/s/ Jonas B. Siegel
Jonas B. Siegel, Treasurer

Date June 29, 2004